Nationwide Investor Destinations Moderately Conservative Fund Summary Prospectus February 29, 2012

Class/Ticker A NADCX B NBDCX C NCDCX R2 GMMRX Institutional Class GMIMX Service Class NSDCX

Before you invest, you may want to review the Fund’s Prospectus, which contains information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated February 29, 2012, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to http://www.nationwide.com/mutualfundprospectuses, email a request to web_help@nationwide.com or call 800-848-0920, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

Objective

The Fund seeks to maximize total investment return for a moderately conservative level of risk.

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 28 of the Prospectus and in “Additional Information on Purchases and Sales” commencing on page 66 of the Statement of Additional Information.

	Class A Shares	Class B Shares	Class C Shares	Class R2 Shares	Service Class Shares	Institutional Class Shares
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed upon purchases (as a percentage of offering price)	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	5.00%	1.00%	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	0.25%	None
Other Expenses	0.11%	0.09%	0.09%	0.24%	0.24%	0.09%
Acquired Fund Fees and Expenses	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	0.74%	1.47%	1.47%	1.12%	0.87%	0.47%

SP-ID-MCON (2/12)

Summary Prospectus February 29, 2012	1	Nationwide Investor Destinations Moderately Conservative Fund

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$646	$798	$ 963	$1,441
Class B shares	650	765	1,003	1,466
Class C shares	250	465	803	1,757
Class R2 shares	114	356	617	1,363
Service Class shares	89	278	482	1,073
Institutional Class shares	48	151	263	591

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class B shares	$150	$465	$803	$1,466
Class C shares	150	465	803	1,757

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17.89% of the average value of its portfolio.

Principal Investment Strategies

The Fund is a “fund of funds” that invests primarily in affiliated index mutual funds representing a variety of asset classes. The Fund aims to provide diversification across major asset classes—U.S. stocks, international stocks, bonds and money market instruments—by investing primarily in mutual funds offered by Nationwide Mutual Funds (each, an “Underlying Fund” or collectively, “Underlying Funds”) and a fixed interest contract issued by Nationwide Life Insurance Company (“Nationwide Contract”). Each Underlying Fund invests directly in equity securities, bonds or other securities, as appropriate to its investment objective and strategies. Most Underlying Funds are index funds, which means they seek to match the investment returns of specified stock or bond indexes. The Fund also invests in certain Underlying Funds that are not index funds. Although the Fund seeks to provide diversification across major asset classes, the Fund is nondiversified as to issuers, which means that it holds securities issued by a small number of issuers (i.e., Underlying Funds), and may invest a significant portion of its assets in any one Underlying Fund.

The Fund pursues its objective by seeking income and, secondarily, long-term growth of capital. Through investments in the Underlying Funds, the Fund invests a majority of its assets in fixed-income securities, such as bonds, mortgage-backed securities, asset-backed securities and money market instruments in order to generate investment income, but also a considerable portion of its assets in equity securities, such as common stocks of U.S. and international companies that the investment adviser believes offer opportunities for capital growth. As of the date of this Prospectus, the Fund allocates approximately 57% of its net assets in bonds, approximately 30% in U.S. and 10% in international stocks, and approximately 3% in money market instruments. The Fund is designed for investors who have a lower tolerance for risk and whose primary goal is income and secondary goal is growth. The Fund is also designed for investors who have a shorter time horizon or who are willing to accept some amount of market volatility in exchange for greater potential income and growth.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Interest rate risk – generally, when interest rates go up, the value of fixed-income securities goes down.

Credit risk – a bond issuer may be unable to pay the interest or principal when due. Changes in a bond issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of a bond.

Prepayment and call risk – certain bonds will be paid off by the issuer more quickly than anticipated. If this happens, an Underlying Fund may be required to invest the proceeds in securities with lower yields.

Extension risk – when interest rates rise, certain bond obligations will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.

Mortgage-backed and asset-backed securities risk – through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, have had in many cases higher default rates than loans that meet government underwriting requirements. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Stock market risk – the Fund could lose value if the individual stocks in which the Underlying Funds invest or overall stock markets in which such stocks trade go down.

Summary Prospectus February 29, 2012	2	Nationwide Investor Destinations Moderately Conservative Fund

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Index fund risk – an Underlying Fund that seeks to match the performance of an index does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between an Underlying Fund’s performance and that of the index may be negatively affected by the Underlying Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Underlying Fund shares.

Nondiversified fund risk – because the Fund may hold large positions in the Underlying Funds, an increase or decrease in the value of the shares issued by these Underlying Funds may have a greater impact on the Fund’s value and total return.

Single issuer risk – this refers to the risk presented by the Nationwide Contract, which is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (“Nationwide”). This contract has a stable principal value and pays a fixed rate of interest to each Fund that holds the contract. Both the principal and a minimum rate of interest are guaranteed by Nationwide regardless of market conditions. However, if Nationwide becomes unable to meet this guarantee, a Fund that invests in the contract may lose money from unpaid principal or unpaid or reduced interest. Because the entire contract is issued and guaranteed by a single issuer, the financial health of such issuer may have a greater impact on the value of a Fund that invests in it.

Strategy risk – there is the risk that the investment adviser’s evaluations and allocation among asset classes and Underlying Funds may be incorrect. Further, the investment adviser may alter the Fund’s asset allocation at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss. There also is no guarantee that the Underlying Funds will achieve their investment objectives.

If the value of the Fund’s investments goes down, you may lose money.

Performance

The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If the applicable sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.nationwide.com/mutualfunds or by calling 800-848-0920.

Annual Total Returns – Class A Shares

(Years Ended December 31,)

Best Quarter:    8.35% – 3rd qtr. of 2009

Worst Quarter:    -7.65% – 4th qtr. of 2008

After-tax returns are shown in the following table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

The inception dates for the Class R2 and Institutional Class shares are October 1, 2003 and December 29, 2004, respectively. Pre-inception historical performance for Class R2 shares is based on the previous performance of Class B shares. Pre-inception historical performance for Institutional Class shares is based on the previous performance of Service Class shares. Performance for these classes has been adjusted to reflect differences in sales charges between classes, but not differing expenses.

Summary Prospectus February 29, 2012	3	Nationwide Investor Destinations Moderately Conservative Fund

Average Annual Total Returns

For the Periods Ended December 31, 2011:

	1 Year	5 Years	10 Years
Class A shares – Before Taxes	-3.68%	1.52%	3.62%
Class A shares – After Taxes on Distributions	-4.33%	0.55%	2.65%
Class A shares – After Taxes on Distributions and Sales of Shares	-2.05%	0.87%	2.65%
Class B shares – Before Taxes	-3.46%	1.65%	3.51%
Class C shares – Before Taxes	0.46%	2.00%	3.52%
Class R2 shares – Before Taxes	1.72%	2.34%	3.90%
Service Class shares – Before Taxes	1.95%	2.59%	4.13%
Institutional Class shares – Before Taxes	2.46%	3.01%	4.45%
Barclays Capital U.S. Aggregate Bond Index (The Index does not pay sales charges, fees or expenses.)	7.84%	6.50%	5.78%
Moderately Conservative Fund Composite Index[1] (The Index does not pay sales charges, fees or expenses.)	4.11%	3.08%	4.11%

1

The Moderately Conservative Fund Composite Index is an unmanaged, hypothetical combination of the Barclays Capital U.S. Aggregate Bond Index (35%), the Citigroup 3-Month Treasury Bill (T-Bill) Index (25%) and the S&P 500® Index (40%). The Index is a hypothetical representation of the Fund’s asset classes according to their respective weightings.

Portfolio Management

Investment Adviser

Nationwide Fund Advisors (the “Adviser”)

Portfolio Manager

Portfolio Manager	Title	Length of Service
Thomas R. Hickey Jr.	Head of Asset Strategies	Since April 2001

Purchase and Sale of Fund Shares

Minimum Initial Investment
Classes A, B*, C: $2,000
Class R2: no minimum
Service Class: $50,000
Institutional Class: $1,000,000
Automatic Asset Accumulation Plan (Classes A, B*, C): $0†
† Provided each monthly purchase is at least $50
Minimum Additional Investment
Classes A, B*, C: $100
Class R2, Service Class, Institutional Class: no minimum
Automatic Asset Accumulation Plan (Classes A, B*, C): $50
* Class B shares are closed to new investors.

To Place Orders
Mail: Nationwide Funds P.O. Box 701, Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street, Third Floor, Milwaukee, WI 53202	Website: www.nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.

In general, you can buy or sell (redeem) shares of the Fund by mail or phone on any business day. You can generally pay for shares by check or wire.

Tax Information

The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Prospectus February 29, 2012	4	Nationwide Investor Destinations Moderately Conservative Fund